Liquidity and Management's Plans (Details Narrative) - USD ($)					1 Months Ended						2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Jul. 18, 2017	Jun. 06, 2017	Jun. 27, 2016	Jul. 31, 2017	Jun. 28, 2017	Sep. 30, 2016	Jun. 30, 2016	May 31, 2016	Jul. 31, 2015	Jun. 30, 2016	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	May 31, 2017
Conversion of Stock [Line Items]
Net proceeds from sale of common stock and warrants														$ 8,754,882	$ 0
Stock issued during period, value, new issues																$ 4,405,973
Net proceeds from sale of common stock														3,426,050	124	4,405,973	$ 17,366,620
Proceeds from issuance of private placement net											$ 9,500,000			$ 0	$ 9,460,751	9,460,749	$ 0
Second Amended And Restated Merck Ghi Financing Agreement [Member]
Conversion of Stock [Line Items]
Interest rate						10.00%
Maturity date														Jul. 14, 2017
Debt instrument, extended maturity date														Jul. 14, 2018
Percentage of warrants to purchase common stock shares on outstanding pricnipal and accrued interest on issuance date						20.00%
Amended And Restated M G H I F Financing Agreement [Member]
Conversion of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights			$ 19.50
Interest rate			10.00%
Class of warrant or right, number of securities called by warrants or rights			13,119
Debt instrument, extended maturity date			Jul. 14, 2018
Warrant expiration period			5 years
M G H I F Financing Agreement [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues										45,454
Shares issued, price per share										$ 110.00
Aggregate principal amount										$ 1,000,000
Interest rate										8.00%
Net proceeds from sale of common stock										$ 5,000,000
At The Market Offering [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues																$ 440,597,300,000
July Two Thousand Seventeen Public Offering [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues		18,164,195
Shares issued, price per share		$ 0.40
Gross proceeds from sale of common stock and warrants		$ 1,000,000
Net proceeds from sale of common stock and warrants		$ 8,800,000
Sale of stock, description of transaction														Each unit included one share of common stock and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share. Each pre-funded unit included one pre-funded warrant to purchase one share of common stock for an exercise price of $0.01 per share, and one common warrant to purchase one share of common stock at an exercise price of $0.425 per share.
Class of warrant or right, exercise price of warrants or rights		$ 0.425
Warrants exercisable period		5 years
Private Placement [Member]
Conversion of Stock [Line Items]
Sale of stock, description of transaction														(i) one twenty-fifth of share of common stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, or (ii) one share of non-voting convertible preferred stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, at a price of $1.14 per unit.		(i) one share of common stock and a detachable stock purchase warrant to purchase an additional 0.75 shares of common stock, or (ii) one share of non-voting convertible preferred stock and a detachable stock purchase warrant to purchase an additional 0.75 shares of common stock, at a price of $1.14 per unit.
Class of warrant or right, exercise price of warrants or rights				$ 1.14				$ 1.14			$ 1.14
Class of warrant or right, number of securities called by warrants or rights				271,606				271,606			271,606
Stock issued during period, value, new issues																$ 946,074,900,000
Proceeds from issuance of private placement net											$ 9,500,000
Common Stock [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues																144,794	100,000
Stock issued during period, value, new issues																$ 1,448	$ 1,000
Conversion of stock, shares issued														92,377
Common Stock [Member] | At The Market Offering [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues																3,619,863
Stock issued during period, value, new issues																$ 3,619,900,000
Common Stock [Member] | Private Placement [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues				271,606							269,765					269,765
Stock issued during period, value, new issues																$ 6,744,100,000
Prefunded Units [Member] | July Two Thousand Seventeen Public Offering [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues		6,835,805
Shares issued, price per share		$ 0.39
Pre Funded Warrant [Member] | July Two Thousand Seventeen Public Offering [Member]
Conversion of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights		$ 0.01
Warrants exercised		4,000,000			4,000,000
Non Voting Convertible Preferred Stock [Member]
Conversion of Stock [Line Items]
Conversion of stock, shares converted														92,377
Non Voting Convertible Preferred Stock [Member] | Private Placement [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues				2,309,428							92,377
Bridge Financing Notes [Member] | Note Purchase Agreement [Member]
Conversion of Stock [Line Items]
Interest rate																		10.00%
Maturity date														Sep. 30, 2017
Bridge Financing Notes [Member] | July Two Thousand Seventeen Public Offering [Member]
Conversion of Stock [Line Items]
Repayment of outstanding debt		$ 100,000			$ 100,000
Bridge Financing Notes [Member] | Warrant [Member] | Note Purchase Agreement [Member]
Conversion of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights					$ 17.25
Class of warrant or right, number of securities called by warrants or rights					6,349
Bridge Financing Notes [Member] | Stock Purchase Warrants [Member] | Note Purchase Agreement [Member]
Conversion of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights					$ 19.50
Class of warrant or right, number of securities called by warrants or rights					5,633
Bridge Financing Note Three [Member] | Note Purchase Agreement [Member]
Conversion of Stock [Line Items]
Aggregate principal amount																		$ 50,000,000,000
Bridge Financing Note Two [Member] | Note Purchase Agreement [Member]
Conversion of Stock [Line Items]
Aggregate principal amount																		50,000,000,000
Bridge Financing Note One [Member] | Note Purchase Agreement [Member]
Conversion of Stock [Line Items]
Aggregate principal amount																		50,000,000,000
Cowen And Company Limited Liability Company [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Conversion of Stock [Line Items]
Stock issued during period, value, new issues							$ 11,500,000
Maximum commission percentage on gross proceeds							3.00%
Net proceeds from sale of common stock	$ 7,800,000													$ 3,400,000
Gross proceeds from sale of common stock	8,400,000													$ 3,600,000
Remaining availability under at the market offering	$ 3,100,000						$ 3,100,000
Cowen And Company Limited Liability Company [Member] | Common Stock [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Conversion of Stock [Line Items]
Stock issued during period, shares, new issues	308,000												0	160,000
Maximum [Member] | Scenario Forecast [Member]
Conversion of Stock [Line Items]
Expected reduction in operating expenses percentage												30.00%
Maximum [Member] | Bridge Financing Notes [Member] | Note Purchase Agreement [Member]
Conversion of Stock [Line Items]
Aggregate principal amount																		$ 150,000,000,000
Maximum [Member] | Cowen And Company Limited Liability Company [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Conversion of Stock [Line Items]
Aggregate gross proceeds from issuance of common stock							$ 2,500,000,000,000
Minimum [Member] | Scenario Forecast [Member]
Conversion of Stock [Line Items]
Expected reduction in operating expenses percentage												25.00%
Minimum [Member] | Qualified Financing [Member] | Note Purchase Agreement [Member]
Conversion of Stock [Line Items]
Net proceeds from equity or debt financing														$ 500,000
June2016 Warrant [Member]
Conversion of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights								$ 32.8125			$ 32.8125
Warrant expiration period								5 years
Expiration date of warrants issued								May 18, 2021						May 18, 2021
May2016 Warrant [Member]
Conversion of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights									$ 32.8125
Warrant expiration period									5 years
Expiration date of warrants issued									May 18, 2021					May 18, 2021